Trade and other payables - Components (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables.
Trade payables	£ 351	£ 165
Social security and other taxes	88	72
Other payables	117	89
Accruals	337	254
Contract liabilities	259	167
Deferred consideration	21	14
Contingent consideration	70	75
Total	1,243	836
Analysed as follows:
Other payables	42	18
Deferred consideration	1	2
Contingent consideration	38	52
Total non-current portion	81	72
Current portion	1,162	764
Total	1,243	836
Put option liability	£ 45	£ 42